PROPERTY, PLANT AND EQUIPMENT (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right of use, beginning balance	R$ 756,814	R$ 674,786	R$ 674,786
Cost	1,711,164	1,269,089	1,126,977
Accumulated depreciation	(752,148)	(512,275)	(452,191)
Effect of foreign exchange differences	(4,027)	14,627
Addition	72,305	14,117
Remeasurement	244,543	285,533
Depreciation	(283,840)	(231,394)
Write-offs	(10,708)	(855)
Acquisition of stakes in subsidiaries	183,929
Right of use, ending balance	959,016	756,814	674,786
Land [member]
IfrsStatementLineItems [Line Items]
Right of use, beginning balance	537,008	512,923	512,923
Cost	996,234	655,481	629,004
Accumulated depreciation	(269,879)	(118,473)	(116,081)
Addition	5,906	4,272
Remeasurement	63,305	58,103
Depreciation	(63,113)	(38,290)
Write-offs	(680)
Acquisition of stakes in subsidiaries	183,929
Right of use, ending balance	726,355	537,008	512,923
Buildings [member]
IfrsStatementLineItems [Line Items]
Right of use, beginning balance	83,112	86,057	86,057
Cost	143,181	150,311	143,926
Accumulated depreciation	(79,064)	(67,199)	(57,869)
Effect of foreign exchange differences	(4,622)	9,939
Addition	1,826
Remeasurement	1,715	3,627
Depreciation	(17,914)	(16,511)
Right of use, ending balance	64,117	83,112	86,057
Machinery [member]
IfrsStatementLineItems [Line Items]
Right of use, beginning balance	114,612	54,149	54,149
Cost	431,606	360,925	254,640
Accumulated depreciation	(301,271)	(246,313)	(200,491)
Effect of foreign exchange differences	758	2,209
Addition	61,968	6,549
Remeasurement	138,824	202,990
Depreciation	(175,799)	(150,430)
Write-offs	(10,028)	(855)
Right of use, ending balance	130,335	114,612	54,149
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Right of use, beginning balance	22,082	21,657	21,657
Cost	140,143	102,372	99,407
Accumulated depreciation	(101,934)	(80,290)	(77,750)
Effect of foreign exchange differences	(163)	2,479
Addition	2,605	3,296
Remeasurement	40,699	20,813
Depreciation	(27,014)	(26,163)
Right of use, ending balance	R$ 38,209	R$ 22,082	R$ 21,657